Debt and Capital Lease Obligations Debt and Capital Lease Obligations, Other Debt Disclosures and Capitalized Interest (Details) - USD ($)				1 Months Ended	12 Months Ended
		Sep. 01, 2016	Apr. 01, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Borrowings under the Revolver	[1]				$ 200,000,000	$ 0	$ 0
Principal Payments Due on Debt
2020					545,000,000
Total debt					545,000,000
Capitalized Interest (Textual)
Interest costs incurred, capitalized					$ 31,000,000	0	0
Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowings under the Revolver				$ 200,000,000		$ 0	$ 0
Subsequent Event [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowings under the Revolver		$ 210,000,000	$ 139,000,000
Majority Shareholder [Member] | Meraux and Three Rivers Terminal Services Business [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Borrowings under the Revolver		$ 210,000,000

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.